Note 5 - Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Summary of Loans Receivable [Table Text Block]
(Dollars in thousands)	201 6	201 5
Residential real estate loans:
Single family conventional	$103,125	90,587
Single family FHA	92	206
Single family VA	38	152
	103,255	90,945
Commercial real estate:
Lodging	43,285	27,428
Retail/office	53,935	45,097
Nursing home/health care	8,185	9,183
Land developments	24,240	21,272
Golf courses	1,560	4,163
Restaurant/bar/café	5,851	5,854
Alternative fuel plants	0	2,205
Warehouse	26,630	18,337
Construction:
Single family builder	21,944	15,152
Multi-family	2,610	18,865
Commercial real estate	6,794	4,086
Manufacturing	15,743	11,585
Churches/community service	10,199	8,195
Multi-family	36,777	12,324
Other	41,327	43,607
	299,080	247,353
Consumer:
Autos	3,036	2,885
Home equity line	40,476	38,980
Home equity	16,302	14,782
Other – secured	2,048	2,031
Recreational vehicles	7,553	2,650
Land/lot s	2,362	1,144
Other – unsecured	1,506	1,943
	73,283	64,415

Commercial business	85,176	70,106
Total loans	560,794	472,819
Less:
Unamortized discounts	20	16
Net deferred loan costs	(300)	(91)
Allowance for loan losses	9,903	9,709
Total loans receivable, net	$551,171	463,185
Commitments to originate or purchase loans	$47,220	27,184
Commitments to deliver loans to secondary market	$9,595	8,071
Weighted average contractual rate of loans in portfolio	4.45%	4.54%

Schedule of Loans and Leases Receivable, Single Family and Multi Family Residential Loans by Location [Table Text Block]
	201 6		201 5
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$4,470	4.3%	$5,387	5.9%
Minnesota	87,135	84.4	75,417	82.9
Missouri	1,206	1.2	918	1.0
Wisconsin	8,779	8.5	7,956	8.8
Other states	1,665	1.6	1,267	1.4
Total	$103,255	100.0%	$90,945	100.0%
Amounts under one million dollars in both years are included in “Other states”.

Schedule of Loans and Leases Receivables Gross Carrying Amount, Commercial Real Estate by Location [Table Text Block]
	201 6		201 5
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Alabama	$1,902	0.7%	$2,056	0.8%
Florida	3,781	1.3	3,738	1.5
Idaho	3,529	1.2	3,678	1.5
Indiana	2,189	0.7	4,608	1.9
Iowa	1,973	0.7	1,106	0.4
Minnesota	213,983	71.5	184,670	74.7
North Carolina	2,926	1.0	4,203	1.7
North Dakota	8,447	2.8	7,979	3.2
Tennessee	1,036	0.3	260	0.1
Wisconsin	57,512	19.2	31,918	12.9
Other states	1,802	0.6	3,137	1.3
Total	$299,080	100.0%	$247,353	100.0%
Amounts under one million dollars in both years are included in “Other states”.